Note Payable Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Note Payable Disclosure

NOTE 7 - NOTE PAYABLE

On September 29, 2013, a creditor of the Company converted accounts payable in the amount of $34,541 into a note payable. The note payable, which is due on June 30, 2017, is non-interest bearing and has no collateral. The outstanding balance as of December 31, 2015 and 2014 was $34,541 and $34,541, respectively.